PHILLIPS CAPITAL INVESTMENTS, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                         FOR THE SIX MONTH PERIOD ENDED
                                  JUNE 30, 2000

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES


                                                                           June 30, 2000   December 31, 1999
                                                                         ---------------  --------------------
Assets:
   Investments in securities, at value -
     amortized cost $1,464,259.03 in 2000 and
     $2,761,913.74 in 1999 - Note A                                        $2,302,334.77       $3,831,610.19
   Cash                                                                        11,323.73          157,908.33
   Receivables - Note A
     Interest                                                                   5,444.61           18,344.69
     Dividends                                                                  4,583.98            3,910.82
     Investment securities sold                                               233,121.58           72,576.66
   Deferred registration expenses - Note B                                        627.92              690.92
   Prepaid insurance                                                              741.11              269.26
   Other assets                                                                        0                   -
                                                                         ---------------     ---------------
         Total assets                                                      $2,558,177.70       $4,085,310.87
                                                                         ===============     ===============

Liabilities
   Accrued accounting fees                                                     $7,491.77           $5,150.00
   Federal income tax payable                                                          -              200.00
   Miscellaneous accounts payable                                               1,681.92              176.93
   Due shareholders on sale                                                            -                   -
                                                                         ---------------     ---------------
         Total liabilities                                                      9,173.69            5,526.93
                                                                         ---------------     ---------------

Net Assets:
   Net assets (equivalent to $14.33 and $13.90
     per share based on 177,875.961 and
     293,475.708 shares of capital stock
     outstanding at June 30, 2000 and
     December 31, 1999, respectively) - Note C                             $2,549,004.01       $4,079,783.94
                                                                         ===============     ===============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                            INVESTMENTS IN SECURITIES
                                  JUNE 30, 2000

                                                   Principal
                                                   Amount or
COMMON STOCKS: 72.14%                                Shares                   Market Value
                                                ----------------             ---------------
Insurance: 11.78%
-----------------
     Nationwide Financial                                  2,000                   65,750.00
     ReliaStar Financial Corp.                             2,400                  125,850.00
     RLI Corp.                                             3,125                  108,593.75
                                                                             ---------------
                                                                                  300,193.75
                                                                             ---------------
Energy Sources & Related: 9.39%
-------------------------------
     Phillips Petroleum                                    1,400                   70,962.50
     Santa Fe Snyder                                       8,200                   93,275.00
     USX Marathon Group                                    3,000                   75,187.50
                                                                             ---------------
                                                                                  239,425.00
                                                                             ---------------

Health Products and Services: 9.34%
-----------------------------------
     Tenet Health Care                                     3,000                   81,000.00
     Universal Health Services "B"                         2,400                  157,200.00
                                                                             ---------------
                                                                                  238,200.00
                                                                             ---------------

Consumer Products and Services: 5.80%
-------------------------------------
     Rock of Ages                                          4,000                   19,750.00
     CEC Enterprises                                       5,000                  128,125.00
                                                                             ---------------
                                                                                  147,875.00
                                                                             ---------------
Shipping and Transportation: 5.54%
----------------------------------
     Sea Containers, Ltd. "A"                              4,000                   84,500.00
     Transport Corp. of America                            4,000                   26,000.00
     Rush Enterprises                                      5,500                   30,593.75
                                                                             ---------------
                                                                                  141,093.75
                                                                             ---------------

Investment Co./Foreign Securities: 5.34%
----------------------------------------
     First Australian Fund                                 6,900                   47,437.50
     Kemper International Resource Fund                    1,500                   23,385.00
     New Germany Fund, Inc                             4,701.485                   65,233.10
                                                                             ---------------
                                                                                  136,055.60
                                                                             ---------------

Media/Entertainment: 4.84%
--------------------------
     AT&T                                                  1,500                   47,437.50
     Time Warner                                           1,000                   76,000.00
                                                                             ---------------
                                                                                  123,437.50
                                                                             ---------------

Banking and Financial Services: 4.83%
-------------------------------------
     Greenpoint Financial                                  1,500                   28,125.00
     SLM Holdings                                          1,000                   37,437.50
     Washington Mutual                                     2,000                   57,625.00
                                                                             ---------------
                                                                                  123,187.50
                                                                             ---------------

Electric Utilities: 4.06%
-------------------------
     Reliant Energy (Houston Ind)                          2,000                   59,125.00
     Texas Utilities                                       1,500                   44,250.00
                                                                             ---------------
                                                                                  103,375.00
                                                                             ---------------

              The accompanying notes are an integral part of these
                             financial statements.

                                       2

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                  JUNE 30, 2000
                                                 Principal
                                                 Amount or
Common Stocks, continued                          Shares                   Market Value
                                               --------------             ---------------
Merchandising: 3.89%
--------------------
     Claire's Stores                                    2,500                   48,125.00
     KMart                                              7,500                   51,093.75
                                                                          ---------------
                                                                                99,218.75
                                                                          ---------------

Chemicals: 3.68%
----------------
     Akzo N.V. ADS                                      1,000                   42,062.50
     Pharmecia                                          1,000                   51,687.50
                                                                          ---------------
                                                                                93,750.00
                                                                          ---------------

Multi-Industry: 1.65%
---------------------
     Norsk Hydro                                        1,000                   42,062.50
                                                                          ---------------
                                                                                42,062.50
                                                                          ---------------

Forest & Paper Products: 1.10%
------------------------------
     Abitibi Consolidated                               3,000                   28,125.00
                                                                          ---------------
                                                                                28,125.00
                                                                          ---------------

Metals/Mining: .90%
-------------------
     IMCO Recycling Inc.                                4,200                   22,837.50
                                                                          ---------------
                                                                                22,837.50
                                                                          ---------------

       TOTAL COMMON STOCKS                                                   1,838,836.85
                                                                          ---------------


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                  JUNE 30, 2000


                                                              Principal
                                                              Amount or
                                                               Shares                   Market Value
                                                           ---------------             ---------------
PREFERRED STOCKS: 4.56%
-----------------------
     Texaco Capital Preferred "B"                                    3,500                   65,187.50
     Con Agra Capital LC                                             3,000                   51,000.00
                                                                                       ---------------
                                                                                            116,187.50
                                                                                       ---------------

SHORT-TERM DEPOSITS: 7.45%
--------------------------
     Summitt Bank, Ark 6.05% Due 9/1/00                                                      95,000.00
     Rocky Mountain Bank, MT 7% Due 3/1/01                                                   95,000.00
                                                                                       ---------------

        TOTAL SHORT-TERM TIME DEPOSITS                                                      190,000.00
                                                                                       ---------------

OTHER SHORT-TERM SECURITIES: 6.17%
----------------------------------
     Institutional Liquid Assets - Treasury                      10,259.79                   10,259.79
     General Motors Commercial Paper of 7/5/00                  147,050.63                  147,050.63
                                                                                       ---------------

        TOTAL OTHER SHORT-TERM SECURITIES                                                   157,310.42
                                                                                       ---------------

        TOTAL INVESTMENTS IN SECURITIES                                                   2,302,334.77
                                                                                       ---------------

OTHER ASSETS (NET OF LIABILITIES): 9.68%
----------------------------------------
        Total Other Assets (Net of Liabilities)                                             246,669.24
                                                                                       ---------------

NET ASSETS:  100.00%                                                                     $2,549,004.01
                                                                                       ===============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                                       Six Months                      Year
                                                                          Ended                       Ended
                                                                      June 30, 2000             December 31, 1999
                                                                      -------------             -----------------
Investment Income
   Income - Note A
     Interest                                                             $23,878.87                  $84,991.42
     Dividends                                                             22,022.42                   45,145.15
                                                                     ---------------             ---------------
         Total income                                                      45,901.29                  130,136.57
                                                                     ---------------             ---------------

Expenses
   Investment advisory fees - Note E                                       13,070.49                   39,049.74
   Accounting fees                                                          2,991.77                    5,800.00
   Registration fees and expenses                                              63.00                      706.70
   Directors' fees                                                            375.00                    1,500.00
   Insurance                                                                  464.15                      983.48
   Postage and delivery                                                       104.50                      497.68
   Printing and electronic filing                                                  0                       25.43
   Professional fees                                                          576.00                    2,430.50
   Other                                                                    1,742.49                      (72.59)
   Federal income tax                                                              0                      200.00
                                                                     ---------------             ---------------
         Total expenses                                                    19,387.40                   51,120.94
                                                                     ---------------             ---------------

         Investment income - net                                           26,513.89                   79,015.63
                                                                     ---------------             ---------------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                                       284,478.71                  159,270.62
   Change in unrealized appreciation
     of investments for the period                                       (231,745.70)                (255,500.91)
                                                                     ---------------             ---------------

       Net gain (loss) on investments                                      52,733.01                  (96,230.29)
                                                                     ---------------             ---------------

       Net increase (decrease) in net
         assets resulting from operations                                 $79,246.90                 $(17,214.66)
                                                                     ===============             ===============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                       Six Months                     Year
                                                                          Ended                       Ended
                                                                      June 30, 2000             December 31, 1999
                                                                      -------------             -----------------
Increase in Net Assets from Operations
   Investment income - net                                                $26,513.89                  $79,015.63
   Net realized gain on investment                                        284,478.71                  159,270.62
   Change in unrealized appreciation                                     (231,745.70)                (255,500.91)
                                                                     ---------------             ---------------
     Net increase (decrease) in net assets
       resulting from operations                                           79,246.90                  (17,214.66)
                                                                     ---------------             ---------------

Dividends Paid to Shareholders - Note F
   Investment income                                                               0                  (79,193.18)
   Net realized capital gains                                                      0                 (158,386.35)
                                                                     ---------------             ---------------
     Total dividends paid to shareholders                                          0                 (237,579.53)
                                                                     ---------------             ---------------
Capital Share Transactions                                             (1,610,026.83)              (1,067,728.26)
                                                                     ---------------             ---------------

   Net increase (decrease)                                             (1,530,779.93)              (1,322,522.45)

Net Assets
   Beginning of period (including undistributed
     investment income of $6,106.38)                                    4,079,783.94                5,402,306.39
                                                                     ---------------             ---------------

   End of period (including undistributed
     investment income of $32,620.27)                                  $2,549,004.01               $4,079,783.94
                                                                     ===============             ===============


              The accompanying notes are an integral part of these
                             financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other:  The  Company  follows   industry   practice  and  records  security
transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is recognized on an accrual basis.


Note B - Organizational and Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of June 30, 2000 and December 31, 1999, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated
$1,212,631.29  and  $2,707,058.36  at June  30,  2000  and  December  31,  1999,
respectively.

     Transactions in capital stock for the six month period ended June 30, 2000 and for the year ended December 31, 1999, were as follows:

                                                      Shares                               Amount
                                         ---------------------------------    ---------------------------------
                                              2000               1999              2000              1999
                                         --------------     --------------    ---------------   ---------------
Shares sold                                   4,898.911         16,457.782         $63,000.00       $246,701.54
Shares issued in reinvestment
   of dividends                                       0         16,870.603                  0        233,489.18
                                         --------------     --------------    ---------------   ---------------
                                              4,898.911         33,328.385          63,000.00        480,190.72

Shares redeemed                             120,498.658        103,318.204       1,673,026.83      1,547,918.98
                                         --------------     --------------    ---------------   ---------------

Net increase (decrease)                    (115,599.747)       (69,989.819)    $(1,610,026.83)   $(1,067,728.26)
                                         ==============     ==============    ===============   ===============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  JUNE 30, 2000

Note D - Investment Transactions

     Purchases of common stocks during the six months ended June 30, 2000 were $170,227.50 and $290,409.42 for the year ended December 31, 1999; sales were $644,143.00 for the six months ended June 30, 2000 and $644,147.11 for the year ended December 31, 1999. Purchases of U.S. Government obligations were $0 and $954,231.98 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively, and $550,000.00 and $1,700,000.00 were sold/matured during the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

     As of June 30, 2000 and December 31, 1999, the unrealized appreciation of securities was $838,075.74 and $1,069,696.45, respectively; accumulated undistributed net realized gains on investment transactions totaled $287,925.75 and $3,447.04 at June 30, 2000 and December 31, 1999, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 16, 1999, a distribution of $0.58 per share, aggregating $158,386.35, was declared from net realized gains from investment transactions and a dividend of $0.29 per share, aggregating $79,193.18 was declared from net investment income. The distribution and dividend were paid on December 30, 1999 to shareholders of record on December 29, 1999.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*


                                    Six Months
                                       Ended                                   Year Ended December 31,
                                     June 30,      --------------------------------------------------------------------------------
                                       2000          1999          1998          1997           1996          1995          1994
                                     --------      ---------     ---------     ---------      --------      ---------     ---------
Per-Share Data:
  Investment income                      $.28           $.48          $.52          $.53          $.48           $.67          $.47
  Expenses                                .12            .19           .18           .19           .18            .16           .15
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

    Investment income - net               .16            .29           .34           .34           .30            .49           .31

  Distributions from net
    investment income                       0           (.29)         (.34)         (.33)         (.29)          (.49)         (.31)

  Net realized and unrealized
    gain (loss) on securities             .27           (.38)          .21          2.28          1.07           1.58          (.21)

  Distributions from net
    realized long-term gains
    on securities                           0           (.58)         (.41)         (.97)        (1.99)          (.36)         (.24)
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

  Net increase (decrease) in net
    asset value                           .43           (.96)         (.20)         1.32          (.91)          1.22          (.45)

  Net asset value:
    Beginning of year                   13.90          14.86         15.06         13.74         14.65          13.43         13.88
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

    End of Period                      $14.33          13.90         14.86        $15.06        $13.74         $14.65        $13.43
                                     ========      =========     =========     =========      ========      =========     =========

Ratios (Annualized)
  Ratio of expenses to average
    net assets                          1.32%          1.17%         1.18%         1.19%         1.20%          1.11%         1.11%
  Ratio of net investment income
    to average net assets               1.80%          1.81%         2.17%         2.10%         1.96%          2.98%         2.19%
  Portfolio turnover rate              16.80%         11.48%        15.97%         5.71%        19.08%         28.17%        37.62%


Shares Outstanding at End of
  Period                          177,875.961    293,475.708   363,465.526   339,582.628    355,399.640   343,987.019   419,130.701


  * Selected data for a share of capital stock outstanding throughout the year.